Subsequent Events	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

MGT Shares
On October 10, 2016, the Company satisfied the MGT Notes through the issuance of 136,304 shares of its common stock and payment of interest of $16.
Events of Default
The Company is currently in default under the Debentures issued in the Private Placement for failure to make the first amortization payment and for failure to maintain the Minimum Cash Reserve.

On October 12, 2016, the first amortization payment in the amount of $444, plus accrued interest of approximately $114 pursuant to the terms of the Debentures became due and payable to the Purchasers. The Company did not make such payment at the time it was due.The Company entered into waiver agreements with Purchasers holding approximately 87% of the principal amount of the Debentures. Such waivers are not binding on the remaining Purchasers of the Debentures. Pursuant to the terms of the Waiver, the Purchasers have agreed to waive the payment of the amortization payments and accrued interest due for October 2016 and November 2016. In consideration for waiving the payment terms of the Debentures, the Company has agreed to pay, upon execution of the Waiver, 10% of the Amortization Amount that became due on October 12, 2016 and has agreed to pay on November 12, 2016 10% of the Amortization Amount due in November 2016. All other amounts will be due and payable in accordance with the terms of the Debentures, with the deferred payments due at maturity. The Company did not receive a waiver from one of its debenture holders, holding approximately 13% of the principal amount of the Debentures with respect to the event of default arising out of the Company’s failure to make the first amortization payment when due. Pursuant to the terms of the Debentures, such holder has sent a notice of acceleration, stating that the Company owes $696, reflecting the principal amount of the Debenture plus interest through November 1, 2016. Interest will accrue at 18% until this amount is satisfied. The Company is seeking to settle the matter with the holder; however, there can be no assurance that an agreement will be reached.
The waivers entered into with some of the Purchasers related to the failure to pay the amortization amount do not address the failure to maintain the Minimum Cash Reserve. Pursuant to the terms of the Debentures, the failure to cure the non-payment of amortization or failure to maintain the Minimum Cash Reserve within three trading days after the due date constitutes an Event of Default. Following the occurrence of an event of default, among other things: (1) at the Purchaser’s election, the outstanding principal amount of the Debentures, plus accrued but unpaid interest, plus all interest that would have been earned through the one year anniversary of the original issue date if such interest has not yet accrued, liquidated damages and other amounts owed through the date of acceleration, shall become, immediately due and payable in either cash or stock pursuant to the terms of the Debentures; and (2) the interest rate on the Debentures will increase to the lesser of 18% or the maximum allowed by law. In addition to other remedies available to the Purchasers. the Company's obligation to repay amounts due under the Debentures is secured by a first priority security interest in and lien on all of the Company's assets and property, including the Company's intellectual property, and such remedies can be exercised by the Purchasers without additional notice to the Company.

Under terms of the $3,000 Secured Convertible Note issued in connection with the acquisition of Rant, a default under other indebtedness owed by the Company constitutes a default under the Rant Note. As a result of such Event of Default, the holder of the Rant Note has executed a waiver that provides that, until May 15, 2017, the events of default arising out of the failure to pay the amounts due under the Debentures as of the date of the waiver and the failure by the Company to maintain the Minimum Cash Reserve shall not constitute events of default for purposes of the Rant Note.
Pursuant to the terms of the Registration Rights Agreement, the Company is required to pay liquidated damages to the Purchasers if the resale Registration Statement, of which this prospectus is a part, was not declared effective within 90 days of the filing deadline, which was August 11, 2016. As a result, the Purchasers are entitled to liquidated damages on the date the deadline was missed and on each monthly anniversary thereafter until the Registration Statement is declared effective calculated as follows:

•	1.5% of the purchase price paid for securities purchased pursuant to the Purchase Agreement payable in cash; and

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Shares of Common Stock of the Company equivalent to 1.5% of the purchase price divided by the average closing bid price for the Company’s common stock for the five-day period prior to the date liquidated damaged became due (or the monthly anniversary thereof).

After the first monthly anniversary, any liquidated damages will be pro-rated on a daily basis for any portion of a month before the Registration Statement is declared effective. In no event will the Company be liable for liquidated damages in excess of 12% of the aggregate purchase price of securities purchased under the Purchase Agreement.

Departure of an Officer

On October 18, 2016, Olga Bashkatova resigned her position as the Controller and Principal Accounting Officer of the Company effective October 26, 2016. Her employment agreement with the Company, previously reported on the Company’s Annual Report on Form 10-K for the fiscal year ended June 30, 2016, was terminated as of October 26, 2016.

NASDAQ Status
The Company's common stock is listed on The NASDAQ Capital Market under the symbol FNCX. The NASDAQ Staff informed the Company that it failed to comply with NASDAQ's continued listing criteria for stockholders’ equity and minimum bid price. In response, the Company appealed the decision to a NASDAQ Listing Qualifications Panel (the “Panel”). Following the hearing and an extension of time to regain compliance granted by the Panel, the Company was notified by NASDAQ on November 1, 2016 that it had regained compliance with the stockholders’ equity and bid price requirements. The Panel further indicated, however, that the Company will remain subject to a “Panel Monitor” as that term is defined under NASDAQ Listing Rule 5815(d)(4)(A), through November 1, 2017.

Under the terms of the Panel Monitor, in the event the Company’s stockholders’ equity falls below the $2.5 million threshold (or any other requirement that would ordinarily require the Company to submit a compliance plan to the NASDAQ Staff) during the monitor period and the Company does not qualify for continued listing under an alternative to the stockholders’ equity requirement, the Panel will promptly conduct a hearing with respect to the stockholders’ equity deficiency.

In addition, the Company received a letter from NASDAQ that due to the resignation of Birame Sock as a director, the Company is no longer in compliance with NASDAQ rules relating to independent directors and audit committee compliance. The Company has until February 1, 2017 to regain compliance with these requirements.

Secured Lines of Credit

Since the three months ended September 30, 2016, the Company borrowed an additional $505 under the SIC IV Line of Credit as of the date of this filing. The principal amount now outstanding under the Line of Credit is $2,115 and the Company is entitled to draw up to an additional $3,785 under the Line of Credit.

Subsequent Events

Secured Revolving Loan
On June 27, 2016, SIC VI entered into a secured revolving loan agreement (the “Secured Revolving Loan”) with the Company and its subsidiaries, pursuant to which the Company can borrow up to $1,200. The Secured Revolving Loan bears interest at the rate of 12% per annum and matures on December 31, 2016, barring any events of default or a change of control of the Company. Since June 30, 2016 and through the date of this filing, an additional $315 had been advanced thereunder. As a result of the exchange agreement referred to in "Note Exchange Agreement" below, this loan has been satisfied.
Exchange Agreement
On July 8, 2016, the Company and SIC III, SIC IV and SIC VI, each an affiliate of Mr. Sillerman, entered into an Exchange Agreement pursuant to which, subject to adjustment, (i) 3,000 shares of the Company's Series C Preferred Stock owned by SIC III are to be exchanged for 890,898 shares of the Company's common stock and (ii) all of the debt held by Mr. Sillerman and such affiliates is to be exchanged for 5,066,654 shares of the Company's common stock. Issuance of the shares is conditioned upon approval of the Company’s shareholders (see "Shareholder Approval" in this section), the closing of an offering of the Company’s common stock in the amount of at least $10,000, approval of its Listing of Additional Shares application with NASDAQ, the Company shall not be subject to any bankruptcy proceeding, and various other conditions. The exchange price shall be equal to the lesser of $5.20 and the price at which the Debentures can be exchanged for shares of the Company’s common stock. The Company received an independent valuation with respect to the original exchange that the exchange price of $5.20 reflects fair value. Any additional change is subject to the receipt by the Company of an updated fair value determination. The agreement provides for termination in the event the conditions are not satisfied by March 31, 2017. At the date of this filing, this transaction has not yet closed.

Amended Exchange Agreement/Amended Grid Note

On July 18, 2016, SIC III, SIC IV and SIC VI, LLC entered into an amendment to the Exchange Agreement relating to the exchange of debt and shares of the Series C Preferred Stock of the Company for shares of the Company's common stock. The Exchange Agreement modified the Grid Note to provide that SIC IV shall be entitled to repayment of up to $2,000 of the outstanding principal balance of the Grid Note and the Company shall be entitled to draw up to an additional $5,000. $4,291 remains available to draw under the Grid Note and at the date of this filing, the current balance is $1,609.
Note Exchange Agreement
On August 22, 2016, the Company and SIC III, SIC IV, and SIC VI, each an affiliate of Mr. Sillerman, entered into a Note Exchange Agreement pursuant to which $30,175, which represents all of the outstanding principal and accrued interest of the Note, the Loans, the Secured Revolving Loan, the Secured Revolving Promissory Note, the Secured Revolving Promissory Note II, and the Secured Revolving Promissory Note III (all described and defined in Note 9, Loans Payable) other than $900 of debt held by SIC IV pursuant to that certain Line of Credit Grid Promissory Note dated as of June 11, 2015 (see "Grid Note"), was exchanged for 30,175 shares of the Company’s Series C Preferred Stock (see "Amendment to Certificate of Designation of Series C Preferred Stock" in this section.) The exchange price is $1,000 per share. The Note Exchange Agreement provides for the newly issued shares to be held subject to the obligations to convert the shares into common stock on the terms and on the conditions set forth in the Exchange Agreement, and subject to the additional obligations set forth in the Subordination Agreement and the Lockup Agreements. The Grid Note remains subject to the Exchange Agreement.
Rant Acquisition
On July 12, 2016, the Company and RACX, completed an acquisition pursuant to an Asset Purchase Agreement with Rant, Inc., pursuant to which RACX has acquired the assets of Rant used in the operation of Rant’s Rant.com independent media network and related businesses.
In consideration for the purchase of the Rant Assets, the Company (i) delivered a Secured Convertible Promissory Note to Rant in the amount of $3,000; (ii) assumed $2,000 of liabilities of Rant and (iii) issued to Rant 4,435 shares of Company Series E Convertible Preferred Stock.
Private Placement
On July 12, 2016, the Company closed a private placement (the "Private Placement") of $4,444 principal amount of convertible debentures (the "Debentures") and common stock warrants (the "Warrants".) The Debentures and Warrants were issued pursuant to a Securities Purchase Agreement, dated July 12, 2016 (the “Purchase Agreement”), by and among us and certain accredited investors within the meaning of the Securities Act of 1933, as amended (the “Purchasers”). Upon the closing of the Private Placement, we received gross proceeds of $4,000 before placement agent fees and other expenses associated with the transaction. $1,162 of the proceeds was used to repay the Grid Note.
The Debentures mature on the one-year anniversary of the issuance date thereof. The Debentures are convertible at any time at the option of the holder into shares of the the Company's common stock at an initial conversion price of $6.2660 per share (the “Conversion Price”). Based on such initial Conversion Price, the Debentures will be convertible into up to 780,230 shares of common stock. If we issue or sell shares of our common stock, rights to purchase shares of our common stock, or securities convertible into shares of our common stock for a price per share that is less than the Conversion Price then in effect, the Conversion Price then in effect will be decreased to equal such lower price. The adjustments to the Conversion Price will not apply to certain exempt issuances, including issuances pursuant to certain employee benefit plans or for certain acquisitions. In addition, the Conversion Price is subject to adjustment upon stock splits, reverse stock splits, and similar capital changes. However, in no event will the Conversion Price be less than $0.10 per share. The Debentures are secured by a first priority lien on substantially all of our assets in accordance with a security agreement.
The Debentures bear interest at 10% per annum with interest payable upon maturity or on any earlier redemption date. At any time after the issuance date, we will have the right to redeem all or any portion of the outstanding principal balance of the Debentures, plus all accrued but unpaid interest at a price equal to 120% of such amount. The holders of Debentures shall have the right to convert any or all of the amount to be redeemed into common stock prior to redemption. Subject to certain exceptions, the Debentures contain customary covenants against incurring additional indebtedness and granting additional liens and contain customary events of default. Upon the occurrence of an event of default under the Debentures, a holder of Debentures may require us to pay the greater of (i) the outstanding principal amount, plus all accrued and unpaid interest, divided by the Conversion Price multiplied by the daily volume weighted average price or (ii) 115% of the outstanding principal amount plus 100% of accrued and unpaid interest. Pursuant to the Debentures, we are required to make amortizing payments of the aggregate principal amount, interest, and other amounts outstanding under the Debentures. Such payments must be made beginning three months from the issuance of the Debentures and on the monthly anniversary through and including the maturity date. The Amortization Amount is payable in cash or in shares of our common stock pursuant to the conversion mechanism contained in the Debentures.
On July 20, 2016, we and the Purchasers entered into an Amendment to Securities Purchase Agreement and Consent to Modify Debentures (the “Amendment and Consent”). The Amendment and Consent provides that, while the Debentures are outstanding, Mr. Sillerman will guarantee that we shall have $1,000 available in our commercial bank account or otherwise available in liquid funds. At any time when our available funds fall below $1,000, Mr. Sillerman will provide (the “Sillerman Guaranty”) the amounts necessary to make-up the shortfall in an aggregate amount not to exceed $6,000; however, the first $5,000 of the guaranty shall be provided by drawing down on our Line of Credit with SIC IV. Any remaining amounts, up to a maximum aggregate of $1,000 million shall be provided by Sillerman. In connection with the Sillerman Guaranty, the Company's independent directors approved a fee of $100 as compensation for providing such guaranty.
As a part of the Private Placement, we issued Warrants to the Purchasers providing them with the right to purchase up to an aggregate of 354,650 shares of the Company’s common stock at an initial exercise price of $6.5280 per share. Subject to certain limitations, the Warrants are exercisable on any date after the date of issuance and the exercise price for the Warrant is subject to adjustment for certain events, such as stock splits and stock dividends. If we issue or sell shares of our common stock, rights to purchase shares of our common stock, or securities convertible into shares of our common stock for a price per share that is less than the conversion price of the Debentures, the exercise price of the Warrants will be decreased to a lower price based on the amount by which the conversion price of the Debentures was reduced due to such transaction. The foregoing adjustments to the exercise price for future stock issues will not apply to certain exempt issuances, including issuances pursuant to certain employee benefit plans or for certain acquisitions. In addition, the exercise price is subject to adjustment upon stock splits, reverse stock splits, and similar capital changes. The Warrants will expire 5 years from the initial issuance date.
In addition, we issued to Aegis Capital Corporation (“Aegis”), the placement agent in connection with the Private Placement, Warrants providing them with the right to purchase up to an aggregate of 53,200 shares of our common stock at initial exercise price of $6.5280 per share. The Warrants issued to Aegis contain substantially the same terms as the Warrants issued to the Purchasers.
The Purchasers shall not have the right to convert the Debentures or exercise the Warrants to the extent that such conversion or exercise would result in such Purchaser being the beneficial owner in excess of 4.99% of our common stock. In addition, the Purchasers have no right to convert the Debentures or exercise the Warrants if the issuance of the shares of common stock upon such conversion or exercise would exceed the aggregate number of shares of our common stock which we may issue upon conversion of the Note and exercise of the Warrant without breaching our obligations under NASDAQ listing rules. Such limitation does not apply if our shareholders approve such issuances. We intend to promptly seek shareholder approval for issuances of shares of common stock issuable upon conversion of the Debentures and exercise of the Warrants.
In connection with the Private Placement, we and the Purchasers entered into a Registration Rights Agreement under which we were required, on or before 30 days after the closing of the Private Placement, to file a registration statement with the Securities and Exchange Commission (the “SEC”) covering the resale of the shares of our common stock issuable pursuant to the Debentures and Warrants and to use commercially reasonable efforts to have the registration declared effective as soon as practicable, but in no event later than 90 days after the filing date. We will be subject to certain monetary penalties, as set forth in the Registration Rights Agreement, if the registration statement is not filed, does not become effective on a timely basis, or does not remain available for the resale (subject to certain allowable grace periods) of the Registrable Securities, as such term is defined in the Registration Rights Agreement.
Also in connection with the Private Placement, certain stockholders of ours have executed Lock-Up Agreements, pursuant to which they have agreed not to sell any shares of our common stock until the later of (i) six months following the issuance of the Debentures or (ii) 90 days following the effectiveness of a resale registration statement filed pursuant to the requirements of the Registration Rights Agreement.
Amendment to Certificate of Designation of Series C Preferred Stock

On August 22, 2016, the Company amended the terms of the Series C Preferred Stock. The amendment provided that the Series C Preferred Stock is no longer convertible into common stock by its terms (though the Series C Preferred Stock held by Mr. Sillerman remains subject to the Exchange Agreement described above) and is no longer redeemable by holder five years after issuance. As amended, the rights, preferences, privileges and restrictions of the shares of Series C Preferred Stock and the qualifications, limitations and restrictions thereof are summarized as follows:

•	The shares of Series C Convertible Redeemable Preferred Stock have a stated value of $1,000 per share.

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Each holder of a share of Series C Convertible Redeemable Preferred Stock shall be entitled to receive dividends (“Dividends”) on such share equal to twelve percent (12%) per annum (the “Dividend Rate”) of the Stated Value before any Dividends shall be declared, set apart for or paid upon any junior stock or parity stock. Dividends on a share of Series C Preferred Stock shall accrue daily at the Dividend Rate, commence accruing on the issuance date thereof, compound annually, be computed on the basis of a 360-day year consisting of twelve 30-day months and be convertible into common stock in connection with the conversion of such share of Series C Preferred Stock.

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The Company may redeem any or all of the outstanding Series C Preferred Stock at any time at the then current Stated Value plus accrued Dividends thereon plus a redemption premium equal to the Stated Value multiplied by 6%. However, no premium shall be due on the use of up to 33% of proceeds of a public offering of common stock at a price of $5.00 or more per share.

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The shares of Series C Preferred Stock are senior in liquidation preference to all shares of capital stock of the Company unless otherwise consented to by a majority of the holders of shares of Series C Preferred Stock.

•	The shares of Series C Preferred Stock shall have no voting rights except as required by law.

•	The consent of the holders of a majority of the shares of Series C Preferred Stock is necessary for the Company to amend the Series C certificate of designation.

The Series C Preferred Stock is no longer convertible into common stock, except in accordance with the Exchange Agreement.

Shareholder Approval

Pursuant to the Information Statement on Form 14C filed by the Company on August 19, 2016, the holder of a majority of the Company's issued and outstanding shares has authorized the issuance of shares for the following transactions:

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A recapitalization plan involving the conversion of $34,800 of debt held by SIC III, SIC IV and SIC VI, each an affiliate of the Company’s Chairman and Chief Executive Officer and the conversion of 3,000 shares of the Company’s Series C Preferred Stock into up to 21,739,892 shares of the Company’s common stock;

•	The issuance of up to 3,722,224 shares of common stock issuable upon the conversion of debentures and warrants issued in connection with a private placement of convertible debentures;

•	The issuance of up to 9,484,691 shares of common stock upon the conversion of shares of our outstanding Series E Convertible Preferred Stock and convertible notes issued to Rant, Inc.; and

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The issuance of up to 470,247 shares of common stock pursuant to an agreement with MGT Sports, Inc. to retire the debt owed by the Company to MGT Sports, Inc. by converting such debt into common stock of the Company.

Such approval became effective on behalf of the Company's shareholders on September 15, 2016.

As a result, there could be dilution of our shareholders if those conversions are effectuated. Mr. Sillerman now has voting control of the Company and, to the extent he also converts in accordance with his exchange agreements, he will remain majority shareholder.

In addition, as set forth in the Information Statement, the majority shareholder also authorized the Board of Directors to effectuate the Reverse Stock Split (see below.)

MGT Note
On October 10, 2016, the Company satisfied the MGT Note through the issuance of 136,304 shares of its common stock and payment of interest of $16.
Reverse Stock Split
On September 16, 2016, the Company effected a reverse stock split (the "Reverse Stock Split") whereby shareholders are entitled to receive one share for each 20 shares of common stock of the Company. Shareholders entitled to a fractional share will receive cash in lieu of fractional shares. As a result of the Reverse Stock Split, the Company has 3,023,701 shares of common stock outstanding as of September 16, 2016. The Reverse Stock Split was approved by the Company’s Board of Directors on September 9, 2016, in part, to enable the Company to regain and maintain compliance with the minimum closing bid price of $1.00 per share for continued listing on NASDAQ.
Potential NASDAQ Delisting
On August 26, 2016, Company received formal notification from NASDAQ indicating that, but for the $1.00 bid price requirement, the Company has demonstrated compliance with all requirements for continued listing on NASDAQ including the $2,500 stockholders’ equity requirement. As previously disclosed, the NASDAQ Hearings Panel required that the Company, on or before August 22, 2016, make a public filing with the SEC indicating that it had regained compliance with the minimum stockholders’ equity requirement, among other things. The Company had until September 30, 2016 to have its common stock meet such minimum. As a result of the reverse 1 for 20 stock split effectuated on September 16, 2016, trading in such stock has met the NASDAQ $1.00 minimum bid price requirement and the Company believes confirmation from NASDAQ should be forthcoming shortly.

Legal Proceedings
On September 9, 2016, CFGI, LLC, a former provider of consulting services to the Company, has filed suit in the New York County Supreme Court to collect approximately $200 owed by the Company to CFGI. The Company intends to defend its interests in this matter. Settlement discussions are underway.

A Complaint (Index #654984/2016) was filed by Andy Mule, on behalf of himself and others similarly situated, in the Supreme Court of the State of New York. The Complaint, which names the Company, each of its current directors, and President, as a former director, as defendants, claims a breach of fiduciary duty relating to the terms of a proposed conversion of debt and preferred shares into common equity by Mr. Sillerman and/or his affiliates. The Complaint seeks unspecified damages and such relief as the Court may deem appropriate. The Company accepted service on October 4, 2016, and has agreed to respond by November 14, 2016. The Company believes that this claim is without merit.
Appointment of President and Chief Operating Officer
On August 1, 2016, the Company entered into an employment agreement with Birame Sock, who has become the Company’s President and Chief Operating Officer.

Appointment of Chief Financial Officer
On July 5, 2016, the Company entered into an employment agreement with Michelle Lanken, who has become the Company’s Chief Financial Officer.

Sale of Perk, Inc. Shares

On September 30, 2016, the Company sold to Perk the remaining shares (1,013,068) of Perk common stock, the warrants for additional shares, and the right to the Earn-Out Shares received from Perk on the sale of the Viggle rewards business on February 8, 2016. The Company received $1,300 from Perk as consideration therefor. The execution of the Securities Purchase Agreement and closing were simultaneous.

Additional Investment in DraftDay Gaming Group, Inc.
Since July 1, 2016 and through October 11, 2016, in accordance with the Series A Preferred Stock agreement, the Company transferred an additional $144 to the DDGG subsidiary.